Eaton Vance
California Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 175.9%
Security	Principal Amount (000's omitted)	Value
Education — 10.8%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$ 2,235,384
Green Bonds, 5.00%, 10/1/48	3,000	3,170,670
California State University, 5.00%, 11/1/41(1)	9,550	10,073,531
University of California, 5.00%, 5/15/46(1)	12,050	12,802,040
		$ 28,281,625
Electric Utilities — 3.8%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$ 2,143,020
Sacramento Municipal Utility District, CA, 5.00%, 8/15/50(1)	7,000	7,681,100
		$ 9,824,120
Escrowed/Prerefunded — 42.9%
Burbank Unified School District, CA, (Election of 2013), Prerefunded to 8/1/23, 4.00%, 8/1/31(1)	$6,900	$ 7,070,223
California Educational Facilities Authority, (Pepperdine University), Prerefunded to 4/1/26, 5.00%, 10/1/46(1)	6,600	7,271,748
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/26, 5.00%, 11/15/46	3,265	3,628,068
Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	1,225	1,361,220
Campbell Union High School District, CA, (Election of 2016), Prerefunded to 8/1/26, 5.00%, 8/1/36(1)	11,250	12,477,375
Contra Costa Community College District, CA, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	10,095,832
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/36(1)	7,500	8,235,675
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/42(1)	3,000	3,327,300
Palomar Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/44(1)	10,000	10,865,000
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(1)	2,500	2,775,225
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/27(1)	5,775	5,917,469
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	1,690	1,690,000
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(1)	4,000	4,268,080
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
San Jose-Evergreen Community College District, CA, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	$4,975	$ 4,988,781
Santa Monica Community College District, CA, (Election of 2008), Prerefunded to 8/1/24, 5.00%, 8/1/44(1)	7,500	7,962,900
Santa Rosa High School District, CA, (Election of 2014), Prerefunded to 8/1/24, 5.00%, 8/1/41	3,495	3,869,105
Torrance Unified School District, CA, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	7,766,025
Ventura County Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	8,692,000
		$ 112,262,026
General Obligations — 37.8%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$ 1,804,662
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47(2)	1,100	1,197,650
Berryessa Union School District, CA, (Election of 2014), 5.00%, 8/1/40(1)	7,450	7,993,328
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,382,322
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/48	5,000	5,311,300
Chaffey Joint Union High School District, CA, (Election of 2012):
4.00%, 8/1/49	35	33,532
4.00%, 8/1/49(1)	11,900	11,400,914
Chino Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/55(1)	10,000	11,002,800
El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	10,836,200
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(1)	3,375	3,659,546
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,590,780
Oxnard Union High School District, CA, (Election of 2018), 4.00%, 8/1/47(2)	10,000	9,846,200
Redding School District, CA, (Election of 2018), 5.00%, 8/1/48	2,645	2,809,678
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	379,455
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,255,760
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), 4.00%, 8/1/47	5,000	4,954,050
San Jose City, CA, 5.00%, 9/1/49(1)	10,000	10,962,600

Eaton Vance
California Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	$3,500	$ 3,376,345
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	3,000	2,823,720
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,087,948
		$ 98,708,790
Hospital — 22.6%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$4,550	$ 4,306,211
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	3,750	3,666,112
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,151,513
5.00%, 11/15/35	3,040	3,070,157
5.00%, 11/15/49(1)	7,650	7,798,792
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	5,000	4,892,250
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	5,080	5,242,611
Prerefunded to 7/1/23, 5.00%, 7/1/37	2,380	2,456,184
California Health Facilities Financing Authority, (Sutter Health):
5.00%, 11/15/46	4,735	4,915,735
5.00%, 11/15/46(1)	1,775	1,842,752
California Public Finance Authority, (Hoag Memorial Hospital Presbyterian):
4.00%, 7/15/51	3,500	3,268,020
5.00%, 7/15/46	1,050	1,151,913
California Public Finance Authority, (Sharp HealthCare):
5.00%, 8/1/47	8,445	8,906,519
5.00%, 8/1/47(1)	1,250	1,318,313
University of California Medical Center, 5.00%, 5/15/47	3,750	4,072,462
		$ 59,059,544
Housing — 5.4%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/51	$435	$ 344,672
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	5,000	5,140,750
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(3)	1,655	1,195,175
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	$4,510	$ 4,596,863
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	1,130	794,254
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	925	695,230
3.00%, 9/15/56	1,980	1,356,498
		$ 14,123,442
Insured - Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,792,996
Sacramento Municipal Utility District, CA, (AMBAC), (BHAC), 5.25%, 7/1/24	2,100	2,170,308
		$ 5,963,304
Insured - General Obligations — 11.8%
Anderson Valley Unified School District, CA, (AGM), 3.00%, 8/1/35	$500	$ 468,715
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	1,500	1,145,610
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	330,820
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	791,150
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	750	569,873
Cotati-Rohnert Park Unified School District, CA, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	3,701,810
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	750	572,895
San Diego Unified School District, CA:
(NPFG), 0.00%, 7/1/22	2,300	2,300,000
(NPFG), 0.00%, 7/1/23	5,000	4,894,800
San Mateo County Community College District, CA:
(NPFG), 0.00%, 9/1/22	4,840	4,830,562
(NPFG), 0.00%, 9/1/23	4,365	4,273,902
(NPFG), 0.00%, 9/1/25	3,955	3,667,353
Union Elementary School District, CA, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,192,960
		$ 30,740,450
Insured - Transportation — 1.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,000	$ 1,009,920

Eaton Vance
California Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$ 3,008,157
		$ 4,018,077
Insured - Water and Sewer — 1.5%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$3,630	$ 3,995,033
		$ 3,995,033
Lease Revenue/Certificates of Participation — 1.2%
California Public Works Board, 5.00%, 11/1/38	$3,045	$ 3,146,277
		$ 3,146,277
Senior Living/Life Care — 1.2%
California Municipal Finance Authority, (HumanGood - California Obligated Group):
3.00%, 10/1/46	$1,000	$ 762,130
4.00%, 10/1/49	2,050	1,898,259
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/42	360	313,070
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(3)	105	96,556
Green Bonds, 5.00%, 11/15/46(3)	150	141,525
		$ 3,211,540
Special Tax Revenue — 13.4%
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch), 4.00%, 9/1/40	$175	$ 162,384
Jurupa Public Financing Authority, CA:
5.00%, 9/1/30	625	661,256
5.00%, 9/1/32	625	660,038
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	11,105,157
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	465	458,244
Riverside County Transportation Commission, CA, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	6,488,068
San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	10,889,704
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	4,560,000
		$ 34,984,851
Security	Principal Amount (000's omitted)	Value
Transportation — 5.0%
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$ 7,849,650
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,217,150
		$ 13,066,800
Water and Sewer — 14.7%
Eastern Municipal Water District Financing Authority, CA, 5.25%, 7/1/42(1)	$9,000	$ 9,789,030
Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/39(1)	10,000	10,489,100
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	7,690,575
Orange County Sanitation District, CA, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	10,573,200
		$ 38,541,905
Total Tax-Exempt Municipal Obligations (identified cost $462,604,569)		$ 459,927,784

Taxable Municipal Obligations — 6.5%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(3)	$1,345	$ 1,231,280
California State University, 3.065%, 11/1/42	1,815	1,434,122
		$ 2,665,402
General Obligations — 2.0%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 785,530
2.951%, 8/1/51	1,400	1,079,260
Ohlone Community College District, CA, 2.443%, 8/1/35	535	446,345
Robla School District, CA, 2.602%, 8/1/40	615	462,788
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,595,720
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	849,780
		$ 5,219,423

Eaton Vance
California Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$1,000	$ 798,790
		$ 798,790
Insured - General Obligations — 1.8%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,898,750
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	911,525
		$ 4,810,275
Other Revenue — 1.2%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 784,760
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	769,775
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,557,380
		$ 3,111,915
Transportation — 0.2%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 1.963%, 5/15/33	$675	$ 533,318
		$ 533,318
Total Taxable Municipal Obligations (identified cost $21,701,170)		$ 17,139,123
Total Investments — 182.4% (identified cost $484,305,739)		$ 477,066,907
Other Assets, Less Liabilities — (82.4)%		$(215,576,136)
Net Assets — 100.0%		$ 261,490,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $2,664,536 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$459,927,784	$ —	$459,927,784
Taxable Municipal Obligations	—	17,139,123	—	17,139,123
Total Investments	$ —	$477,066,907	$ —	$477,066,907
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.